Schedule of investments
Macquarie Small Cap Core Fund	August 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.68%♣
Communication Services — 1.36%
IMAX †	2,505,930	$ 71,569,361
Yelp †	652,217	20,623,101
		92,192,462
Consumer Discretionary — 10.70%
Adtalem Global Education †	55,600	7,280,820
Brinker International †	325,017	50,696,152
KB Home	626,841	39,835,745
Kontoor Brands	885,421	68,398,772
La-Z-Boy	800,269	29,585,945
Life Time Group Holdings †	1,654,143	46,183,673
Malibu Boats Class A †	788,761	26,186,865
Modine Manufacturing †	597,542	81,343,392
OneSpaWorld Holdings	2,349,566	53,029,705
Sonic Automotive Class A	647,384	53,208,491
Steven Madden	1,450,496	42,122,404
Stride †	73,083	11,926,415
Taylor Morrison Home †	1,010,906	68,104,737
Urban Outfitters †	1,169,486	78,449,121
Warby Parker Class A †	1,668,311	43,709,748
YETI Holdings †	761,698	26,781,302
		726,843,287
Consumer Staples — 0.74%
Chefs' Warehouse †	61,326	3,872,124
J & J Snack Foods	415,343	46,339,818
		50,211,942
Energy — 4.22%
Gulfport Energy †	129,102	22,467,621
International Seaways	726,187	32,983,414
Liberty Energy	2,408,167	27,091,879
Magnolia Oil & Gas Class A	2,803,595	69,753,444
Northern Oil & Gas	878,628	22,984,908
Patterson-UTI Energy	6,693,543	38,889,485
SM Energy	2,542,088	72,576,612
		286,747,363
Financials — 20.04%
Associated Banc-Corp	3,390,931	91,453,409
Baldwin Insurance Group †	1,732,592	54,871,189
City Holding	328,128	42,157,885
CNO Financial Group	1,871,440	73,865,737
NQ- 480 [0825] 1025 (4881848)    1

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Enterprise Financial Services	971,256	$ 59,479,717
Essent Group	1,240,201	77,810,211
First Bancorp	988,980	53,988,418
First Financial Bancorp	2,101,222	55,640,359
First Interstate BancSystem Class A	1,777,704	58,166,475
Hamilton Lane Class A	251,965	38,888,278
Independent Bank	960,813	68,707,738
NMI Holdings †	1,671,366	65,768,252
Old National Bancorp	4,383,698	100,342,847
Pacific Premier Bancorp	1,816,407	44,483,807
Perella Weinberg Partners	861,958	19,075,130
PJT Partners Class A	129,948	23,260,692
Renasant	1,677,460	65,639,010
Selective Insurance Group	699,845	54,748,874
SouthState	694,779	70,909,145
United Community Banks	1,805,834	60,314,856
Valley National Bancorp	4,888,167	51,130,227
WesBanco	1,627,550	53,383,640
WSFS Financial	1,320,885	76,994,387
		1,361,080,283
Healthcare — 17.46%
Agios Pharmaceuticals †	1,413,992	53,321,638
Amicus Therapeutics †	5,167,059	39,217,978
Ardelyx †	8,516,791	54,166,791
Artivion †	1,951,740	85,739,938
AtriCure †	1,868,261	69,106,974
Axsome Therapeutics †	644,605	78,177,694
Blueprint Medicines =, †	683,719	0
Bridgebio Pharma †	1,529,630	79,173,649
CONMED	699,702	38,035,801
Halozyme Therapeutics †	822,564	60,170,557
HealthEquity †	143,992	12,862,805
Hims & Hers Health †	212,858	9,014,536
Hinge Health Class A †	232,911	13,061,649
Insmed †	360,200	49,023,220
Lantheus Holdings †	726,146	39,865,415
Ligand Pharmaceuticals †	548,411	88,683,543
Merit Medical Systems †	787,747	71,322,613
NeoGenomics †	3,569,670	31,341,703
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
2    NQ- 480 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Omnicell †	1,017,590	$ 33,163,258
Prestige Consumer Healthcare †	1,036,428	70,518,561
Supernus Pharmaceuticals †	1,915,807	86,441,212
TransMedics Group †	564,782	64,927,339
Travere Therapeutics †	3,323,666	58,164,155
		1,185,501,029
Industrials — 20.14%
ABM Industries	1,314,893	64,653,289
AeroVironment †	25,060	6,048,231
Alamo Group	199,644	42,216,720
Applied Industrial Technologies	139,059	36,653,171
ArcBest	237,879	17,545,955
Arcosa	682,908	67,573,747
Atkore	248,239	14,445,027
Boise Cascade	439,273	38,216,751
Casella Waste Systems Class A †	782,205	77,094,125
Construction Partners Class A †	878,026	105,275,317
ESCO Technologies	384,425	77,234,827
ExlService Holdings †	1,354,659	59,306,971
Federal Signal	983,355	120,942,832
First Advantage †	1,464,840	23,964,782
FTAI Aviation	326,812	50,280,026
Herc Holdings	154,090	20,153,431
Hub Group Class A	713,384	26,694,829
Kadant	222,367	71,886,804
Kratos Defense & Security Solutions †	228,438	15,040,358
Montrose Environmental Group †	1,429,370	44,396,232
MYR Group †	450,271	84,322,250
NuScale Power †	178,817	6,196,009
SPX Technologies †	166,511	31,155,873
Tecnoglass	913,394	66,294,137
Werner Enterprises	622,427	17,957,019
WNS Holdings †	772,442	58,280,749
Worthington Enterprises	673,802	44,336,172
Zurn Elkay Water Solutions	1,745,508	79,176,243
		1,367,341,877
Information Technology — 12.19%
ASGN †	1,035,862	56,195,513
Box Class A †	1,128,624	36,827,001
Clearwater Analytics Holdings Class A †	1,264,134	26,129,650
NQ- 480 [0825] 1025 (4881848)    3

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Credo Technology Group Holding †	403,776	$ 49,686,656
D-Wave Quantum †	488,657	7,632,822
Ichor Holdings †	1,321,495	22,267,191
IonQ †	411,593	17,591,485
MARA Holdings †	554,298	8,857,682
Progress Software	616,458	28,535,841
Q2 Holdings †	1,093,130	86,062,125
Rapid7 †	1,585,133	32,828,104
Rubrik Class A †	169,099	15,117,451
Semtech †	2,023,876	117,566,957
Silicon Laboratories †	583,190	78,351,576
SPS Commerce †	449,095	49,535,178
Varonis Systems †	1,744,626	102,967,827
Verint Systems †	2,150,105	43,840,641
Workiva †	581,044	47,785,059
		827,778,759
Materials — 2.66%
Kaiser Aluminum	760,549	59,223,951
Minerals Technologies	1,225,116	80,183,842
Quaker Chemical	281,455	40,830,677
		180,238,470
Real Estate — 6.72%
Cushman & Wakefield †	4,688,116	73,931,589
DiamondRock Hospitality	4,720,593	40,408,276
Essential Properties Realty Trust	1,578,846	49,449,457
Four Corners Property Trust	1,591,878	41,213,721
Independence Realty Trust	2,989,337	54,136,893
Kite Realty Group Trust	3,204,608	73,129,155
LXP Industrial Trust	4,511,974	40,968,724
Phillips Edison & Co.	1,002,486	35,277,482
Terreno Realty	830,992	48,006,408
		456,521,705
Utilities — 2.45%
Black Hills	922,610	55,181,304
Northwestern Energy Group	956,360	55,000,264
Oklo †	126,344	9,303,972
4    NQ- 480 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Spire	612,048	$ 46,882,877
		166,368,417
Total Common Stocks (cost $4,921,626,017)		6,700,825,594

Short-Term Investments — 1.46%
Money Market Mutual Funds — 1.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.18%)	24,819,395	24,819,395
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.21%)	24,819,395	24,819,395
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.26%)	24,819,395	24,819,395
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.19%)	24,819,394	24,819,394
Total Short-Term Investments (cost $99,277,579)		99,277,579
Total Value of Securities—100.14% (cost $5,020,903,596)		6,800,103,173

Liabilities Net of Receivables and Other Assets—(0.14%)		(9,475,595)
Net Assets Applicable to 216,679,525 Shares Outstanding—100.00%		$6,790,627,578
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 480 [0825] 1025 (4881848)    5